Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of inventories

	December 31,	December 31,
	2022	2023

	(in thousands)
Finished goods	$63,425	47,468
Work in process	169,166	96,955
Raw materials	138,086	72,692
Supplies	256	193
	$370,933	217,308